Note 17 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2023	46,223,682	1,126,661	1,325,694	373	47,549,376	1,127,034
December 31, 2024	49,284,982	1,471,845	1,325,694	373	50,610,676	1,472,218